Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Asset Retirement Obligation

NOTE 11 ASSET RETIREMENT OBLIGATIONS

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations in its operating markets. Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions. These obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

In 2012 and 2011, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2012 and 2011, including the Divestiture Transaction, were as follows:

(Dollars in thousands)	2012	2011
Balance, beginning of period	$143,402	$128,709
Additional liabilities accrued	5,578	2,105
Revisions in estimated cash outflows (1)	22,588	5,888
Disposition of assets	(2,674)	(1,323)
Accretion expense (2)	10,713	8,023
Balance, end of period	$179,607	$143,402

(1)	In 2012, included $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction.

(2)	In 2012, included $0.2 million of incremental accretion related to the Divestiture Transaction.